Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Mar. 31, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2011 TransUnion Corp-Predecessor
Other Liabilities Current [Line Items]
Accrued payroll	$ 36.6	$ 64.2	$ 36.6	$ 64.2	$ 55.1
Accrued interest	38.2	25.8	22.4	3.7	5.0
Deferred revenue	9.6	12.5	9.6	12.5	13.0
Accrued employee benefits	5.8	10.6	5.8	10.6	8.7
Accrued liabilities	5.6	5.6	5.6	5.6	5.6
Other	12.3	10.6	12.1	10.4	12.8
Total other current liabilities	$ 108.1	$ 129.3	$ 92.1	$ 107.0	$ 100.2